SCHEDULE OF NUMBER OF ORDINARY SHARES ISSUED (Details) (Parenthetical) - USD ($) $ in Millions		12 Months Ended
	Sep. 10, 2024	Dec. 31, 2024
Investors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	700,000	700,000
Elong Power (Ganzhou) [Member]
Class of Stock [Line Items]
Revenues		$ 399.4
Earnout shares		9,000,000
Common Class B [Member]
Class of Stock [Line Items]
Shares, Issued		300,000
Common Class A And B [Member]
Class of Stock [Line Items]
Revenues		$ 251.5
Earnout shares		4,500,000